CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares	Mar. 31, 2021 CNY (¥) ¥ / shares shares
Revenues:
Total Revenues	¥ 2,059,241	$ 299,849	¥ 1,636,116	¥ 657,408
Cost of revenues	(2,033,797)	(296,144)	(1,588,398)	(673,711)
Gross (loss)/profit	25,444	3,705	47,718	(16,303)
Operating expenses:
Sales and marketing	(236,307)	(34,409)	(222,139)	(339,013)
Research and development	(37,704)	(5,490)	(36,200)	(74,137)
General and administrative	(164,505)	(23,954)	(151,024)	(277,925)
(Provision for)/reversal of credit losses, net	(13,844)	(2,016)	687	(91,593)
Total operating expenses	(452,360)	(65,869)	(408,676)	(782,668)
Other operating income, net	69,990	10,191	82,017	246,346
Loss from continuing operations	(356,926)	(51,973)	(278,941)	(552,625)
Interest income	603	88	3,660	45,140
Interest expenses	(21,243)	(3,093)	(41,222)	(95,953)
Other income	17,088	2,488	5,227	15,672
Other expenses	(24,153)	(3,517)	(8,925)	(7,890)
Foreign exchange losses	(2,457)	(358)	(9,336)	(15,887)
Fair value impact of the issuance of senior convertible preferred shares	242,733	35,345	186,231
Losses from extinguishment of debt	(2,778)	(405)
Inducement charge of convertible notes				(121,056)
Loss from continuing operations before income tax expense	(147,133)	(21,425)	(143,306)	(732,599)
Income tax expense	(366)	(53)	(245)	(33)
Dividend from long-term investment	10,374	1,510
Equity in income/(loss) of affiliates, net of tax	(44)	(6)	328	15,657
Net loss from continuing operations	(137,169)	(19,974)	(143,223)	(716,975)
Less: net loss attributable to non-controlling interests shareholders	(12)	(2)		(9)
Net loss from continuing operations, attributable to ordinary shares	(892,792)	(130,001)	(143,223)	(716,966)
Net loss from continuing operations, attributable to UXIN LIMITED	(137,157)	(19,972)	(143,223)	(716,966)
Deemed dividend to preferred shareholders due to triggering of a down round feature	(755,635)	(110,029)
Discontinued operations
Net income from discontinued operations, net of tax				295,744
Net income from discontinued operations				295,744
Net income from discontinued operations attributable to UXIN LIMITED's ordinary shareholders				295,744
Net loss	(137,169)	(19,974)	(143,223)	(421,231)
Less: net loss attributable to non controlling interests shareholders	(12)	(2)		(9)
Net Income (Loss) Attributable to Parent	(137,157)	(19,972)	(143,223)	(421,222)
Net loss attributable to UXIN LIMITED	(137,157)	(19,972)	(143,223)	(421,222)
Deemed dividend to preferred shareholders due to triggering of a down round feature	(755,635)	(110,029)
Net loss attributable to ordinary shareholders	(892,792)	(130,001)	(143,223)	(421,222)
Comprehensive Income (Loss)
Net loss	(137,169)	(19,974)	(143,223)	(421,231)
Foreign currency translation	(68,276)	(9,942)	70,714	110,983
Total comprehensive loss	(205,445)	(29,916)	(72,509)	(310,248)
Less: total comprehensive loss attributable to non controlling interests shareholders	(12)	(2)		(9)
Total comprehensive loss attributable to UXIN LIMITED	(205,433)	(29,914)	(72,509)	(310,239)
Net loss from continuing operations, attributable to ordinary shareholders	(892,792)	(130,001)	(143,223)	(716,966)
Net income from discontinued operations, attributable to ordinary shareholders				295,744
Net loss attributable to ordinary shareholders	¥ (892,792)	$ (130,001)	¥ (143,223)	¥ (421,222)
Weighted average shares outstanding - basic | shares	1,344,536,565	1,344,536,565	1,168,419,750	1,100,650,208
Weighted average shares outstanding - diluted | shares	1,344,536,565	1,344,536,565	1,354,506,021	1,330,913,033
Net (loss)/income per share for ordinary shareholders, basic
Continuing operations | (per share)	¥ (0.66)	$ (0.10)	¥ (0.12)	¥ (0.65)
Discontinued operations | ¥ / shares				0.27
Net (loss)/income per share for ordinary shareholders, diluted
Continuing operations | (per share)	¥ (0.66)	$ (0.10)	¥ (2.07)	(0.65)
Discontinued operations | ¥ / shares				¥ 0.22
Retail vehicle sales
Revenues:
Total Revenues	¥ 1,312,857	$ 191,167	¥ 780,371	¥ 463,547
Wholesale vehicle sales
Revenues:
Total Revenues	707,385	103,003	823,466	51,249
Consumers ("2C") - Commission revenue
Revenues:
Total Revenues				41,939
Consumers ("2C") - Value-added service revenue
Revenues:
Total Revenues				35,248
Others
Revenues:
Total Revenues	¥ 38,999	$ 5,679	¥ 32,279	¥ 65,425